Exhibit 99.11

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
419802701	DTI	38.97%	39.48%	1008 DTI 38.97% Debts calculated based on the documentation in the file.
419802701	First Time Home Buyer	No	Yes	Final 1003 indicates the borrowers have rented for the past XX years
419909082	DTI	29.24%	29.84%	1008 DTI 29.24%. Audit used a fully indexed rate
419909082	Property Type	Single Family Detached	PUD	PUD Rider In File